Investments (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	4 Months Ended
	Jun. 27, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2018
Schedule of Investments [Abstract]
Investments relate to uranium purchased	$ 111,500			$ 111,500
Unrealized appreciation		$ 1,875	$ 23,500	$ 25,375